Deferred tax	12 Months Ended
Dec. 31, 2023
Deferred tax
Deferred tax

13.  Deferred tax

The movement in deferred tax assets and liabilities during the year was as follows:

	Assets	Liabilities	Total
	$’m	$’m	$’m
At January 1, 2021*	151	(266)	(115)
Credited/(charged) to the income statement (note 7)*	26	(34)	(8)
Charged to other comprehensive income	(5)	(12)	(17)
Exchange	(6)	10	4
At December 31, 2021*	166	(302)	(136)
Credited/(charged) to the income statement (note 7)*	75	(60)	15
(Charged)/credited to other comprehensive income	(21)	25	4
Exchange	(4)	17	13
At December 31, 2022	216	(320)	(104)
Credited/(charged) to the income statement (note 7)	60	(36)	24
Charged to other comprehensive income	4	4	8
Exchange	3	(5)	(2)
At December 31, 2023	283	(357)	(74)

* Prior period comparatives are re-presented due to amendments to IAS 12 - Deferred Tax related to Assets and Liabilities arising from a Single Transaction. There is no impact on prior year comparatives on a net basis.

The components of deferred tax assets and liabilities are as follows:

	At December 31,
	2023	2022
	$’m	$’m
Tax losses	39	25
Employee benefit obligations	23	18
Depreciation timing differences (including leases)*	147	118
Provisions	29	32
Other	45	23
	283	216
Available for offset*	(221)	(162)
Deferred tax assets	62	54
Intangible assets	(101)	(108)
Accelerated depreciation and other fair value adjustments (including leases)*	(240)	(190)
Other	(16)	(22)
	(357)	(320)
Available for offset*	221	162
Deferred tax liabilities	(136)	(158)

* Prior period comparatives are re-presented due to amendments to IAS 12 - Deferred Tax related to Assets and Liabilities arising from a Single Transaction. There is no impact on prior year comparatives on a net basis.

The tax credit recognized in the consolidated income statement is analyzed as follows:

	Year ended
	December 31,
	2023	2022	2021
	$’m	$’m	$’m
Tax losses	14	15	7
Employee benefit obligations	3	3	2
Depreciation timing differences (including leases)*	26	38	16
Provisions	(3)	8	2
Other deferred tax assets	20	11	(1)
Intangible assets	10	13	22
Accelerated depreciation and other fair value adjustments (including leases)*	(49)	(68)	(43)
Other deferred tax liabilities	3	(5)	(13)
	24	15	(8)

* Prior period comparatives are re-presented due to amendments to IAS 12 - Deferred Tax related to Assets and Liabilities arising from a Single Transaction. There is no impact on prior year comparatives on a net basis.

The Group applied Deferred Tax related to Assets and Liabilities arising from a Single Transaction (Amendments to IAS 12) from 1 January 2023. Following the amendments, the Group has recognized a separate deferred tax asset in relation to its lease liabilities and a deferred tax liability in relation to its right of use assets. Prior year comparatives are re-presented in accordance with the amendments to IAS 12. There is no impact on previously reported prior year comparatives following the permissible offsetting in accordance with IAS 12.

Deferred tax assets are only recognized on tax loss carry forwards to the extent that the realization of the related tax benefit through future taxable profits is probable based on management’s forecasts. The Group did not recognize deferred tax assets of $155 million (2022: $17 million, 2021: $4 million) in respect of tax losses amounting to $729 million (2022: $120 million, 2021: $14 million) that can be carried forward against future taxable income due to uncertainty regarding their utilization.

No provision has been made for temporary differences applicable to investments in subsidiaries as the Group is in a position to control the timing of reversal of the temporary difference and it is probable that the temporary difference will not reverse in the foreseeable future. Given that exemptions and tax credits would be available in the context of the Group’s investments in subsidiaries in the majority of jurisdictions in which it operates, the aggregate amount of temporary differences in respect of which deferred tax liabilities have not been recognized would not be material.